Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans Receivable and Allowance For Loan Losses
Loans Receivable and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an allowance for loan losses (allowance or ALL) and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan or to the first review date if the loan is on demand. Certain qualifying loans of the Bank totaling $554.3 million at December 31, 2014, collateralize a letter of credit and a line of credit commitment the Bank has with the FHLB.

A summary of the Bank's loans receivable is as follows:

	December 31,
(in thousands)	2014	2013
Commercial and industrial	$525,127	$447,144
Commercial tax-exempt	71,151	81,734
Owner occupied real estate	332,070	302,417
Commercial construction and land development	138,064	133,176
Commercial real estate	594,276	473,188
Residential	110,951	97,766
Consumer	226,895	215,447
	1,998,534	1,750,872
Less: allowance for loan losses	24,998	23,110
Net loans receivable	$1,973,536	$1,727,762

Certain directors and executive officers of the Company, including their associates and companies, have loans with the Bank. Such loans were made in the ordinary course of business at the Bank's normal credit terms including interest rates and collateralization, similar to those prevailing at the time for comparable loans with persons not related to the Bank and do not represent more than a normal risk of collection. Total loans to these persons and companies amounted to approximately $7.1 million and $6.9 million at December 31, 2014 and 2013, respectively. New advances of $2.0 million were made and repayments totaled $1.8 million during 2014.

The following table summarizes nonaccrual loans by loan type:

	December 31,
(in thousands)	2014	2013
Nonaccrual loans:
Commercial and industrial	$11,634	$10,217
Commercial tax-exempt	—	—
Owner occupied real estate	7,416	4,838
Commercial construction and land development	3,228	8,587
Commercial real estate	5,824	6,705
Residential	4,987	7,039
Consumer	1,877	2,577
Total nonaccrual loans	$34,966	$39,963

Generally, the Bank's policy is to move a loan to nonaccrual status when it becomes 90 days past due or when the Company does not believe it will collect all of the contractual principal and interest payments. In addition, when a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, accrued interest is recognized as income. Once a loan is on nonaccrual status, it is not returned to accrual status unless loan payments have been current for at least six consecutive months and the borrower and/or any guarantors demonstrate the ability to repay the loan in accordance with its contractual terms. Under certain circumstances such as bankruptcy, if a loan is under collateralized, or if the borrower and/or guarantors do not show evidence of the ability to pay, the loan may be placed on nonaccrual status even though it is not past due by 90 days or more. Therefore, the total nonaccrual loan balance of $35.0 million exceeds the balance of total loans that are 90 days past due of $16.9 million at December 31, 2014, as presented in the aging analysis tables that follow.

No additional funds were committed on nonaccrual loans including restructured loans that were nonaccruing. Typically, commitments are canceled and no additional advances are made when a loan is placed on nonaccrual.

The following tables detail the age analysis of past due loans receivable:

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loans Receivable
December 31, 2014
Commercial and industrial	$514,428	$1,574	$3,398	$5,727	$10,699	$525,127	$—
Commercial tax-exempt	71,151	—	—	—	—	71,151	—
Owner occupied real estate	325,681	606	44	5,739	6,389	332,070	445
Commercial construction and land development	137,263	611	190	—	801	138,064	—
Commercial real estate	591,383	1,104	175	1,614	2,893	594,276	—
Residential	101,233	5,067	1,900	2,751	9,718	110,951	—
Consumer	222,767	2,650	437	1,041	4,128	226,895	—
Total	$1,963,906	$11,612	$6,144	$16,872	$34,628	$1,998,534	$445

		Past Due Loans					Recorded Investment in Loans 90 Days and Greater and Still Accruing
(in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due and Greater	Total Past Due	Total Loans Receivable
December 31, 2013
Commercial and industrial	$438,522	$1,830	$1,041	$5,751	$8,622	$447,144	$17
Commercial tax-exempt	81,734	—	—	—	—	81,734	—
Owner occupied real estate	295,278	2,618	1,674	2,847	7,139	302,417	—
Commercial construction and land development	124,240	3,355	342	5,239	8,936	133,176	—
Commercial real estate	465,765	2,142	444	4,837	7,423	473,188	235
Residential	85,352	4,194	6,304	1,916	12,414	97,766	117
Consumer	210,906	2,095	1,335	1,111	4,541	215,447	—
Total	$1,701,797	$16,234	$11,140	$21,701	$49,075	$1,750,872	$369

A summary of the ALL and balance of loans receivable by loan class and by impairment method is presented in the tables that follow.

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total

December 31, 2014
Allowance for loan losses:
Individually evaluated for impairment	$4,401	$—	$1,242	$—	$—	$—	$—	$—	$5,643
Collectively evaluated for impairment	7,313	55	689	4,242	4,707	796	931	622	19,355
Total ALL	$11,714	$55	$1,931	$4,242	$4,707	$796	$931	$622	$24,998
Loans receivable:
Loans evaluated individually	$16,982	$—	$7,464	$3,810	$9,976	$5,657	$2,433	$—	$46,322
Loans evaluated collectively	508,145	71,151	324,606	134,254	584,300	105,294	224,462	—	1,952,212
Total loans receivable	$525,127	$71,151	$332,070	$138,064	$594,276	$110,951	$226,895	$—	$1,998,534

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. constr. and land devel-opment	Comm. real estate	Resi-dential	Con-sumer	Unallo-cated	Total
December 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$1,559	$—	$1,366	$1,660	$—	$524	$476	$—	$5,585
Collectively evaluated for impairment	6,619	72	814	3,899	4,161	436	827	697	17,525
Total ALL	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110
Loans receivable:
Loans evaluated individually	$13,055	$—	$5,822	$11,669	$10,953	$7,979	$3,121	$—	$52,599
Loans evaluated collectively	434,089	81,734	296,595	121,507	462,235	89,787	212,326	—	1,698,273
Total loans receivable	$447,144	$81,734	$302,417	$133,176	$473,188	$97,766	$215,447	$—	$1,750,872

The Bank may create a specific allowance for all of or a part of a particular loan in lieu of a charge-off or charge-down as a result of management's evaluation of impaired loans. In these instances, the Bank has determined that a loss is not imminent based upon available information surrounding the credit at the time of the analysis including, but not limited to, unresolved legal matters; however, management believes an allowance is appropriate to acknowledge the probable risk of loss.

Typically, commercial construction and land development and commercial real estate loans present a greater risk of nonpayment by a borrower than other types of loans. The market value of and cash flow from real estate, particularly real estate held for investment, can fluctuate significantly in a relatively short period of time. Commercial and industrial, tax exempt and owner occupied real estate loans generally carry a lower risk factor comparatively within the commercial portfolio because the repayment of these loans relies primarily on the cash flow from a business which is more stable and predictable.

Consumer loan collections are dependent on the borrower's continued financial stability and thus are more likely to be affected by adverse personal circumstances. Consumer and residential loans are also impacted by the market value of real estate. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount that can be recovered on these loans. The risk of nonpayment is affected by changes in economic conditions, the credit risks of a particular borrower, the term of the loan and, in the case of a collateralized loan, the value of the collateral and other factors.

Management bases its quantitative analysis of probable future loan losses (when determining the ALL) on those loans collectively reviewed for impairment on a two-year period of actual historical losses. Management continuously assesses the quality of the Company's loan portfolio in conjunction with the current state of the economy and its impact on our borrowers repayment ability and on loan collateral values in order to determine the appropriate historical loss period to use in our quantitative analysis. Management may increase or decrease the historical loss period at some point in the future based on the state of the local, regional and national economies and other factors.

The qualitative factors such as changes in levels and trends of charge-offs and delinquencies; material changes in the mix, volume or duration of the loan portfolio; changes in lending policies and procedures including underwriting standards; changes in the experience, ability and depth of lending management and other relevant staff; the existence and effect of any concentrations of credit; changes in the overall values of collateral; changes in the quality of the loan review program and changes in national and local economic trends and conditions among other things, are factors which have not been identified by the quantitative analysis. The determination of qualitative factors inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience.
The following tables summarize the transactions in the ALL:

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2014
Balance at January 1	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110
Provision charged to operating expenses	3,822	(17)	201	(570)	1,448	1,282	659	(75)	6,750
Recoveries of loans previously charged-off	1,468	—	325	546	203	20	248	—	2,810
Loans charged-off	(1,754)	—	(775)	(1,293)	(1,105)	(1,466)	(1,279)	—	(7,672)
Balance at December 31	$11,714	$55	$1,931	$4,242	$4,707	$796	$931	$622	$24,998

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2013
Balance at January 1	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282
Provision charged to operating expenses	524	(11)	343	691	2,951	958	1,511	(92)	6,875
Recoveries of loans previously charged-off	1,122	—	3	490	—	10	76	—	1,701
Loans charged-off	(3,427)	—	(295)	(2,844)	(2,773)	(332)	(1,077)	—	(10,748)
Balance at December 31	$8,178	$72	$2,180	$5,559	$4,161	$960	$1,303	$697	$23,110

(in thousands)	Comm. and industrial	Comm. tax-exempt	Owner occupied real estate	Comm. construction and land development	Comm. real estate	Resi-dential	Consumer	Unallo-cated	Total
2012
Balance at January 1	$8,400	$79	$729	$7,840	$3,241	$435	$831	$65	$21,620
Provision charged to operating expenses	3,634	4	2,165	243	2,498	193	639	724	10,100
Recoveries of loans previously charged-off	227	—	7	517	97	4	67	—	919
Loans charged-off	(2,302)	—	(772)	(1,378)	(1,853)	(308)	(744)	—	(7,357)
Balance at December 31	$9,959	$83	$2,129	$7,222	$3,983	$324	$793	$789	$25,282

The following table presents information regarding the Company's impaired loans. The recorded investment represents the contractual obligation less any charged off principal.

	December 31, 2014			December 31, 2013
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired loans with no related allowance:
Commercial and industrial	$8,766	$9,437	$—	$9,838	$12,587	$—
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	6,155	6,636	—	4,456	4,664	—
Commercial construction and land development	3,810	3,810	—	8,514	9,047	—
Commercial real estate	9,976	10,097	—	10,953	12,795	—
Residential	5,657	7,011	—	4,901	5,366	—
Consumer	2,433	2,686	—	2,645	2,868	—
Total impaired loans with no related allowance	36,797	39,677	—	41,307	47,327	—
Impaired loans with an allowance recorded:
Commercial and industrial	8,216	8,216	4,401	3,217	3,217	1,559
Owner occupied real estate	1,309	1,309	1,242	1,366	1,366	1,366
Commercial construction and land development	—	—	—	3,155	3,155	1,660
Commercial real estate	—	—	—	—	—	—
Residential	—	—	—	3,078	3,078	524
Consumer	—	—	—	476	476	476
Total impaired loans with an allowance recorded	9,525	9,525	5,643	11,292	11,292	5,585
Total impaired loans:
Commercial and industrial	16,982	17,653	4,401	13,055	15,804	1,559
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	7,464	7,945	1,242	5,822	6,030	1,366
Commercial construction and land development	3,810	3,810	—	11,669	12,202	1,660
Commercial real estate	9,976	10,097	—	10,953	12,795	—
Residential	5,657	7,011	—	7,979	8,444	524
Consumer	2,433	2,686	—	3,121	3,344	476
Total impaired loans	$46,322	$49,202	$5,643	$52,599	$58,619	$5,585

The following table presents additional information regarding the Company's impaired loans for the twelve months ended:

	December 31, 2014		December 31, 2013		December 31, 2012
(in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance:
Commercial and industrial	$8,377	$277	$9,461	$164	$11,567	$171
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	4,798	10	3,087	3	3,846	150
Commercial construction and land development	4,890	48	7,122	172	10,319	510
Commercial real estate	10,061	168	15,267	366	12,434	319
Residential	4,280	45	5,020	64	3,994	43
Consumer	2,613	29	3,024	30	2,539	18
Total impaired loans with no related allowance	35,019	577	42,981	799	44,699	1,211
Impaired loans with an allowance recorded:
Commercial and industrial	3,449	—	4,563	—	5,258	—
Owner occupied real estate	1,778	—	1,407	—	1,571	—
Commercial construction and land development	3,192	—	7,926	—	11,375	—
Commercial real estate	—	—	—	—	655	—
Residential	2,816	—	1,805	—	—	—
Consumer	429	—	280	—	—	—
Total impaired loans with an allowance recorded	11,664	—	15,981	—	18,859	—
Total impaired loans:
Commercial and industrial	11,826	277	14,024	164	16,825	171
Commercial tax-exempt	—	—	—	—	—	—
Owner occupied real estate	6,576	10	4,494	3	5,417	150
Commercial construction and land development	8,082	48	15,048	172	21,694	510
Commercial real estate	10,061	168	15,267	366	13,089	319
Residential	7,096	45	6,825	64	3,994	43
Consumer	3,042	29	3,304	30	2,539	18
Total impaired loans	$46,683	$577	$58,962	$799	$63,558	$1,211

Impaired loans averaged approximately $46.7 million, $59.0 million and $63.6 million during 2014, 2013 and 2012, respectively. All nonaccrual loans are considered impaired and interest income is handled as discussed earlier in the nonaccrual section of this Note 4. Interest income continued to accrue on impaired loans that were still accruing and totaled $577,000, $799,000 and $1.2 million during 2014, 2013 and 2012, respectively.

The Bank assigns the following loan risk ratings to commercial loans as credit quality indicators of its loan portfolio: pass, special mention, substandard accrual, substandard nonaccrual and doubtful. Monthly, management tracks loans that are no longer pass rated. We review the cash flow, operating results and financial condition of the borrower and any guarantors, as well as the collateral position against established policy guidelines as a means of providing a targeted list of loans and loan relationships that require additional attention. Special mention loans are those loans that are currently adequately protected, but potentially weak. The potential weaknesses may, if not corrected, weaken the loan's credit quality or inadvertently jeopardize the Bank's credit position in the future. Substandard accrual and substandard nonaccrual assets are characterized by well-defined weaknesses that jeopardize the liquidation of the debt and by the possibility that the Bank will sustain some loss if the weaknesses are not corrected. Substandard accrual loans would move from accrual to nonaccrual when the Bank does not believe it will collect all of its contractual principal and interest payments. Some identifiers used to assess collectibility are as follows: when the loan is 90 days past due in principal or interest, there are triggering events in the borrower's or any guarantor's financial statements that show continuing deterioration, the borrower's or any guarantor's source of repayment is depleting or if bankruptcy or other legal matters are present, regardless if the loan is 90 days past due or not. Doubtful loans have all of the weaknesses inherent in those classified as substandard accrual and substandard nonaccrual with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable. Pass rated loans are reviewed throughout the year through the recurring review process of an independent loan review function and through the application of other credit metrics.
Credit quality indicators for commercial loans broken out by loan type at year end are presented in the following tables. There were no loans classified as doubtful for the years ended December 31, 2014 or December 31, 2013.

	December 31, 2014
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$473,984	$20,785	$18,724	$11,634	$—	$525,127
Commercial tax-exempt	71,151	—	—	—	—	71,151
Owner occupied real estate	311,668	4,268	8,718	7,416	—	332,070
Commercial construction and land development	133,033	190	1,613	3,228	—	138,064
Commercial real estate	584,239	1,584	2,629	5,824	—	594,276
Total	$1,574,075	$26,827	$31,684	$28,102	$—	$1,660,688

	December 31, 2013
(in thousands)	Pass	Special Mention	Substandard Accrual	Substandard Nonaccrual	Doubtful	Total
Commercial credit exposure:
Commercial and industrial	$410,530	$8,064	$18,333	$10,217	$—	$447,144
Commercial tax-exempt	81,734	—	—	—	—	81,734
Owner occupied real estate	285,416	3,624	8,539	4,838	—	302,417
Commercial construction and land development	120,687	—	3,902	8,587	—	133,176
Commercial real estate	464,408	318	1,757	6,705	—	473,188
Total	$1,362,775	$12,006	$32,531	$30,347	$—	$1,437,659

Consumer credit exposures are rated as performing or nonperforming as detailed below at December 31, 2014 and 2013:

	December 31, 2014
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$105,964	$4,987	$110,951
Consumer	225,018	1,877	226,895
Total	$330,982	$6,864	$337,846

	December 31, 2013
(in thousands)	Performing	Nonperforming	Total
Consumer credit exposure:
Residential	$90,727	$7,039	$97,766
Consumer	212,870	2,577	215,447
Total	$303,597	$9,616	$313,213

A troubled debt restructuring (TDR) is a loan in which the contractual terms have been modified, resulting in the Bank granting a concession to a borrower which is experiencing financial difficulties, in order for the Bank to have a greater chance of collecting the indebtedness from the borrower. An additional benefit to the Bank in granting a concession is to possibly avoid foreclosure or repossession of loan collateral at a time when collateral values are low.

The following table presents the recorded investment at the time of restructure of new TDRs and their concession, modified during the twelve month periods ended December 31, 2014, 2013 and 2012. The recorded investment at the time of restructure was the same pre-modification and post-modification, therefore there was no financial effect of the modification on the recorded investment. The loans included are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these concessions.

New TDRs with Concession Type:	Twelve Months Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(dollars in thousands)	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure	Number of Contracts	Recorded Investment at Time of Restructure
Commercial and industrial:
Material extension of time	—	$—	—	$—	1	$1,262
Forbearance agreement	5	1,758	—	—	—	—
Interest rate adjustment	—	—	—	—	1	3,404
Change in amortization period	3	261	7	1,079	—	—
Combination of concessions	1	30	3	749	2	3,231
Owner occupied real estate:
Material extension of time	—	—	2	738	—	—
Forbearance agreement	1	330	1	193	—	—
Accepting interest only for a period of time	3	1,601	—	—	—	—
Change in amortization period	1	128	—	—	—	—
Combination of concessions	—	—	—	—	1	1,451
Commercial construction and land development:
Material extension of time	2	276	4	2,738	5	3,396
Forbearance agreement	3	2,185	—	—	—	—
Change in amortization period	1	214	—	—	—	—
Combination of concessions	1	3,284	—	—	1	3,546
Commercial real estate:
Material extension of time	—	—	—	—	1	68
Forbearance agreement	1	2,292	—	—	—	—
Change in amortization period	14	1,893	—	—	—	—
Combination of concessions	1	3,275	4	6,220	1	3,275
Residential:
Material extension of time	—	—	2	570	2	329
Forbearance agreement	—	—	1	3,096	—	—
Interest rate adjustment	1	143	—	—	—	—
Change in amortization period	—	—	1	346	—	—
Combination of concessions	—	—	1	134	1	195
Consumer:
Material extension of time	—	—	1	35	4	426
Forbearance agreement	1	182	1	480	—	—
Combination of concessions	—	—	—	—	2	182
Total	39	$17,852	28	$16,378	22	$20,765

Included in the 39 contracts in the table above for the twelve month period ended December 31, 2014, are ten contracts totaling $9.7 million that had been restructured prior to December 31, 2013 and which had additional concessions granted during 2014.
One commercial and industrial loan identified as an accruing TDR had an unused commitment totaling $14,000 at December 31, 2014 as compared to one commercial construction and land development loan identified as an accruing TDR which had an additional unused commitment totaling $43,000 at December 31, 2013.

The following table represents loans receivable modified as TDRs within the 12 months previous to December 31, 2014, 2013 and 2012, respectively, and that subsequently defaulted during the 12 month periods ended December 31, 2014, 2013 and 2012, respectively. The Bank's policy is to consider a loan past due and in default if payment is not received on or before the due date.

TDRs That Subsequently Payment Defaulted:	Twelve Months Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial and industrial	7	$1,288	8	$1,372	3	$3,901
Owner occupied real estate	4	1,792	3	926	—	—
Commercial construction and land development	4	2,376	2	2,288	6	6,169
Commercial real estate	3	521	1	3,275	1	66
Residential	4	3,811	2	3,338	2	258
Consumer	1	476	2	553	4	308
Total	23	$10,264	18	$11,752	16	$10,702

Of the 23 contracts that subsequently payment defaulted during the year ended December 31, 2014, seven contracts totaling $2.4 million were still in payment default at December 31, 2014.

All TDRs are considered impaired and, therefore, are individually evaluated for impairment in the calculation of the ALL. Prior to their classification as TDRs, certain of these loans had been collectively evaluated for impairment in the calculation of the ALL.